Report Of The Directors Financial Review Risk Report - Trading/Non Trading VaR, 99% 1 Day (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 32.7	£ 18.6
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.0	28.0
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.4	40.9
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.9	17.8
Non-trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.0	17.1
Non-trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	28.8	26.3
Non-trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	40.0	39.7
Non-trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.5	16.3
Non-trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.6	7.2
Non-trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.3	6.7
Non-trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.3	11.9
Non-trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.1	4.2
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(6.8)	(5.6)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(8.1)	(5.0)
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.4	31.2
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.3	27.2
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	55.4	60.0
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19.0	14.2
Trading portfolios | Foreign exchange ('FX') and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.2	7.5
Trading portfolios | Foreign exchange ('FX') and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.4	10.0
Trading portfolios | Foreign exchange ('FX') and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.2	21.5
Trading portfolios | Foreign exchange ('FX') and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.6	3.3
Trading portfolios | Interest rate ('IR')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20.1	26.4
Trading portfolios | Interest rate ('IR') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.8	15.3
Trading portfolios | Interest rate ('IR') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	50.2	49.2
Trading portfolios | Interest rate ('IR') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.8	8.2
Trading portfolios | Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.0	13.6
Trading portfolios | Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10.0	11.7
Trading portfolios | Equities | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.7	17.1
Trading portfolios | Equities | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.8	6.8
Trading portfolios | Credit Spread ('CS')
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.2	8.6
Trading portfolios | Credit Spread ('CS') | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.2	13.0
Trading portfolios | Credit Spread ('CS') | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.7	22.9
Trading portfolios | Credit Spread ('CS') | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.2	7.0
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(17.0)	(24.9)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (24.1)	£ (22.8)